Debt - Components of Long-term Debt - Footnote E (Parenthetical) (Detail) (5.57% Senior Secured Notes [Member]) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD
Debt Instrument [Line Items]
Debt instrument interest rate		5.57%
Value of locomotive units and other rolling stock used as collateral		57
Final repayment of principal amount	$ 33
Maturity	2024-12